Pacer WealthShield ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 6.5%
Alphabet, Inc. - Class A	1,540	$295,526
Alphabet, Inc. - Class C	1,249	240,882
Meta Platforms, Inc. - Class A	721	557,650
Netflix, Inc. (a)	410	475,354
ROBLOX Corp. - Class A (a)(b)	1,157	159,423
		1,728,835

Consumer Discretionary - 5.5%
Airbnb, Inc. - Class A (a)	895	118,507
Amazon.com, Inc. (a)	2,346	549,222
Booking Holdings, Inc.	43	236,675
Carvana Co. (a)(b)	260	101,444
DoorDash, Inc. - Class A (a)(b)	718	179,679
DraftKings, Inc. (a)	1,030	46,391
Duolingo, Inc. (a)	85	29,457
eBay, Inc.	956	87,713
Flutter Entertainment PLC (a)	365	110,325
		1,459,413

Financials - 19.9%
Aflac, Inc. (b)	342	33,981
Allstate Corp.	188	38,211
American Express Co. (b)	390	116,731
American International Group, Inc.	402	31,207
Ameriprise Financial, Inc.	68	35,237
Aon PLC	154	54,779
Apollo Global Management, Inc. (b)	318	46,212
Arch Capital Group Ltd.	256	22,031
Arthur J Gallagher & Co.	181	51,992
Assurant, Inc.	36	6,743
Bank of America Corp. (b)	4,568	215,929
Bank of New York Mellon Corp.	500	50,725
Berkshire Hathaway, Inc. - Class B (a)	1,279	603,535
Blackrock, Inc. (b)	103	113,919
Blackstone, Inc.	510	88,210
Brown & Brown, Inc.	199	18,183
Capital One Financial Corp.	447	96,105
Cboe Global Markets, Inc.	74	17,837
Charles Schwab Corp.	1,190	116,299
Chubb Ltd.	255	67,840
Cincinnati Financial Corp.	111	16,374
Citigroup, Inc. (b)	1,297	121,529
Citizens Financial Group, Inc.	301	14,364
CME Group, Inc. (b)	246	68,457
Coinbase Global, Inc. - Class A (a)	149	56,286
Corpay, Inc. (a)	50	16,152
Erie Indemnity Co. - Class A	18	6,412
Everest Group Ltd.	31	10,410
FactSet Research Systems, Inc.	27	10,878
Fidelity National Information Services, Inc.	367	29,143
Fifth Third Bancorp	466	19,372
Fiserv, Inc. (a)	383	53,214
Franklin Resources, Inc.	220	5,280
Global Payments, Inc.	166	13,272
Globe Life, Inc.	60	8,428
Goldman Sachs Group, Inc.	219	158,466
Hartford Financial Services Group, Inc.	194	24,132
Huntington Bancshares, Inc. (b)	1,013	16,644
Intercontinental Exchange, Inc. (b)	398	73,562
Invesco Ltd.	318	6,681
Jack Henry & Associates, Inc.	52	8,830
JPMorgan Chase & Co.	1,940	574,706
KeyCorp.	688	12,329
KKR & Co., Inc. (b)	470	68,893
Loews Corp.	116	10,503
M&T Bank Corp.	108	20,380
MarketAxess Holdings, Inc.	27	5,548
Marsh & McLennan Cos., Inc.	339	67,529
Mastercard, Inc. - Class A	563	318,923
MetLife, Inc.	392	29,772
Moody's Corp.	110	56,730
Morgan Stanley	859	122,373
MSCI, Inc.	55	30,875
Nasdaq, Inc.	284	27,326
Northern Trust Corp.	139	18,070
PayPal Holdings, Inc. (a)	2,706	186,065
PNC Financial Services Group, Inc.	271	51,563
Principal Financial Group, Inc.	140	10,896
Progressive Corp.	411	99,478
Prudential Financial, Inc.	242	25,066
Raymond James Financial, Inc.	131	21,894
Regions Financial Corp. (b)	626	15,857
S&P Global, Inc.	221	121,793
State Street Corp.	195	21,791
Synchrony Financial	266	18,532
T Rowe Price Group, Inc.	158	16,029
Travelers Cos., Inc.	161	41,899
Truist Financial Corp.	915	39,995
US Bancorp	1,089	48,961
Visa, Inc. - Class A	1,194	412,491
W R Berkley Corp.	213	14,657
Wells Fargo & Co.	2,263	182,466
Willis Towers Watson PLC	71	22,423
		5,279,405

Health Care - 0.4%
ABIOMED INC (a)(c)	64	0
Veeva Systems, Inc. - Class A (a)	316	89,807
		89,807

Industrials - 20.5%
3M Co. (b)	610	91,024
A O Smith Corp.	130	9,203
Allegion PLC (b)	100	16,592
AMETEK, Inc.	260	48,061
Automatic Data Processing, Inc.	460	142,370
Axon Enterprise, Inc. (a)	90	67,994
Boeing Co. (a)	860	190,782
Broadridge Financial Solutions, Inc.	130	32,176
Builders FirstSource, Inc. (a)	130	16,527
Carrier Global Corp.	910	62,444
Caterpillar, Inc.	540	236,531
CH Robinson Worldwide, Inc.	140	16,145
Cintas Corp.	390	86,795
Copart, Inc. (a)	2,834	128,465
CSX Corp.	2,140	76,056
Cummins, Inc.	160	58,819
Dayforce, Inc. (a)	180	10,381
Deere & Co.	290	152,067
Delta Air Lines, Inc.	750	39,908
Dover Corp.	160	28,982
Eaton Corp. PLC (b)	450	173,124
Emerson Electric Co.	640	93,126
Equifax, Inc. (b)	140	33,632
Expeditors International of Washington, Inc.	160	18,598
Fastenal Co.	1,310	60,430
FedEx Corp.	250	55,873
Fortive Corp.	390	18,693
GE Vernova, Inc.	310	204,690
Generac Holdings, Inc. (a)	70	13,628
General Dynamics Corp.	290	90,367
General Electric Co.	1,220	330,718
Honeywell International, Inc. (b)	730	162,316
Howmet Aerospace, Inc. (b)	460	82,694
Hubbell, Inc.	60	26,249
Huntington Ingalls Industries, Inc.	50	13,943
IDEX Corp.	90	14,716
Illinois Tool Works, Inc. (b)	300	76,791
Ingersoll Rand, Inc.	460	38,930
Jacobs Solutions, Inc. (b)	140	19,862
JB Hunt Trasport Services, Inc.	90	12,965
Johnson Controls International PLC	750	78,750
L3Harris Technologies, Inc.	210	57,712
Leidos Holdings, Inc.	150	23,948
Lennox International, Inc.	40	24,360
Lockheed Martin Corp.	240	101,035
Masco Corp.	240	16,351
Nordson Corp.	60	12,853
Norfolk Southern Corp.	260	72,280
Northrop Grumman Corp.	150	86,492
Old Dominion Freight Line, Inc.	210	31,342
Otis Worldwide Corp.	450	38,561
PACCAR, Inc.	600	59,256
Parker-Hannifin Corp.	150	109,785
Paychex, Inc.	370	53,402
Paycom Software, Inc. (b)	157	36,352
Pentair PLC	190	19,418
Quanta Services, Inc. (b)	170	69,042
Republic Services, Inc.	230	53,049
Rockwell Automation, Inc.	130	45,722
Rollins, Inc.	320	18,326
RTX Corp.	1,530	241,082
Snap-On, Inc.	60	19,271
Southwest Airlines Co. (b)	650	20,104
Stanley Black & Decker, Inc. (b)	180	12,177
Textron, Inc.	210	16,332
Trane Technologies PLC	260	113,901
TransDigm Group, Inc.	70	112,592
Uber Technologies, Inc. (a)	2,390	209,722
Union Pacific Corp. (b)	680	150,940
United Airlines Holdings, Inc. (a)	370	32,675
United Parcel Service, Inc. - Class B	840	72,374
United Rentals, Inc. (b)	80	70,635
Veralto Corp.	280	29,352
Verisk Analytics, Inc.	160	44,594
W.W. Grainger, Inc.	50	51,977
Waste Management, Inc.	420	96,247
Westinghouse Air Brake Technologies Corp.	200	38,410
Xylem, Inc.	280	40,494
		5,433,582

Information Technology - 26.9%(d)
Accenture PLC - Class A	190	50,749
Adobe, Inc. (a)	130	46,500
Advanced Micro Devices, Inc. (a)	480	84,629
Akamai Technologies, Inc. (a)	348	26,556
Amphenol Corp.	360	38,344
Analog Devices, Inc.	150	33,695
Apple, Inc.	4,430	919,535
Applied Materials, Inc. (b)	240	43,214
Arista Networks, Inc. (a)	2,452	302,135
Atlassian Corp. - Class A (a)	340	65,205
Autodesk, Inc. (a)	60	18,187
Box, Inc. (a)(b)	297	9,534
Broadcom, Inc.	1,390	408,243
Cadence Design System, Inc. (a)	80	29,166
CDW Corp.	40	6,975
Ciena Corp. (a)	293	27,202
Cisco Systems, Inc.	5,043	343,327
Cloudflare, Inc. - Class A (a)(b)	646	134,161
Cognizant Technology Solutions Corp.	150	10,764
Confluent, Inc. - Class A (a)	597	10,582
Corning, Inc.	230	14,545
Crowdstrike Holdings, Inc. (a)	70	31,820
Datadog, Inc. - Class A (a)	766	107,225
Dell Technologies, Inc. - Class C	90	11,942
DocuSign, Inc. (a)	421	31,844
Dropbox, Inc. - Class A (a)	407	11,058
Enphase Energy, Inc. (a)	40	1,294
EPAM Systems, Inc. (a)(b)	20	3,154
F5, Inc. (a)	135	42,312
Fair Isaac Corp. (a)	10	14,367
First Solar, Inc. (a)	30	5,242
Fortinet, Inc. (a)	190	18,981
Gartner, Inc. (a)	20	6,773
Gen Digital, Inc.	160	4,718
GoDaddy, Inc. - Class A (a)	340	54,937
Hewlett Packard Enterprise Co.	390	8,069
HP, Inc.	280	6,944
HubSpot, Inc. (a)	107	55,603
Intel Corp. (b)	1,290	25,542
International Business Machines Corp. (b)	270	68,350
Intuit, Inc.	80	62,810
Jabil, Inc. (b)	30	6,695
Keysight Technologies, Inc. (a)	50	8,196
KLA Corp.	40	35,161
Lam Research Corp.	380	36,039
MARA Holdings, Inc. (a)(b)	732	11,771
Microchip Technology, Inc.	160	10,814
Micron Technology, Inc.	330	36,016
Microsoft Corp.	2,200	1,173,700
Monolithic Power Systems, Inc. (b)	14	9,957
Motorola Solutions, Inc.	50	21,949
NetApp, Inc.	60	6,248
Nutanix, Inc. (a)	520	39,088
NVIDIA Corp.	7,220	1,284,221
NXP Semiconductors NV	80	17,102
Okta, Inc. (a)	352	34,426
ON Semiconductor Corp. (a)	120	6,763
Oracle Corp.	480	121,810
Palantir Technologies, Inc. - Class A (a)	630	99,761
Palo Alto Networks, Inc. (a)(b)	200	34,720
PTC, Inc. (a)	40	8,592
Qualcomm, Inc.	320	46,963
Roper Technologies, Inc.	30	16,512
salesforce.com, Inc.	1,126	290,880
Seagate Technology Holdings PLC	60	9,421
ServiceNow, Inc. (a)	60	56,587
Skyworks Solutions, Inc.	40	2,742
Snowflake, Inc. (a)(b)	696	155,556
Super Micro Computer, Inc. (a)(b)	150	8,846
Synopsys, Inc. (a)	60	38,133
TE Connectivity PLC	90	18,518
Teledyne Technologies, Inc. (a)	10	5,510
Teradyne, Inc.	50	5,371
Texas Instruments, Inc.	270	48,886
Trimble, Inc. (a)(b)	70	5,872
Tyler Technologies, Inc. (a)	10	5,846
VeriSign, Inc.	196	52,699
Western Digital Corp. (b)	100	7,869
Workday, Inc. - Class A (a)(b)	512	117,443
Zebra Technologies Corp. (a)	20	6,780
Zoom Communications, Inc. - Class A (a)	552	40,876
		7,140,572

Utilities - 20.2%
AES Corp. (b)	2,890	38,004
Alliant Energy Corp. (b)	1,040	67,610
Ameren Corp.	1,100	111,243
American Electric Power Co., Inc.	2,170	245,514
American Water Works Co., Inc. (b)	790	110,790
Atmos Energy Corp.	650	101,348
CenterPoint Energy, Inc.	2,650	102,873
CMS Energy Corp.	1,220	90,036
Consolidated Edison, Inc.	1,460	151,110
Constellation Energy Corp.	1,280	445,235
Dominion Energy, Inc.	3,470	202,821
DTE Energy Co.	840	116,264
Duke Energy Corp. (b)	3,160	384,382
Edison International	1,560	81,307
Entergy Corp.	1,810	163,678
Evergy, Inc. (b)	940	66,552
Eversource Energy	1,490	98,489
Exelon Corp.	4,100	184,254
FirstEnergy Corp.	2,090	89,264
NextEra Energy, Inc.	8,400	596,904
NiSource, Inc. (b)	1,910	81,079
NRG Energy, Inc.	800	133,760
PG&E Corp.	8,930	125,199
Pinnacle West Capital Corp.	490	44,404
PPL Corp.	3,010	107,427
Public Service Enterprise Group, Inc.	2,030	182,274
Sempra	2,650	216,452
Southern Co. (b)	4,470	422,326
Vistra Corp.	1,380	287,785
WEC Energy Group, Inc.	1,300	141,804
Xcel Energy, Inc. (b)	2,340	171,850
		5,362,038
TOTAL COMMON STOCKS (Cost $25,250,290)		26,493,652

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.5%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(e)	4,110,606	4,110,606
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,110,606)		4,110,606

TOTAL INVESTMENTS - 115.4% (Cost $29,360,896)		30,604,258
Liabilities in Excess of Other Assets - (15.4)%		(4,087,763)
TOTAL NET ASSETS - 100.0%		$26,516,495
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $4,035,962.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2025.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer WealthShield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$26,493,652	$–	$0	$26,493,652
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	4,110,606
Total Investments	$26,493,652	$–	$0	$30,604,258

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $4,110,606 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PWS(a)	Balance as of 04/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2025
Common Stocks	$0	$-	$-	$-	$-	$-	$-	$0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
PWS	Fair Value as of 7/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$0	Acquisition Price	Stale Data	$0.00 USD
(a) Table presents information for one security: Abiomed Inc., which has been valued at $0.00 USD throughout the period.